Commitments - Company's royalty and stream interests (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares oz t	Jan. 27, 2025 USD ($)	Dec. 31, 2024 CAD ($) shares
Royalty on Hayasa Metals Inc.'s Urasar Project - Armenia | Acquisition of Royalties
Commitments
Purchase price		$ 550
Top of range | Discovery Silver Corp. on the Porcupine Complex Canada | Acquisition of Royalties
Commitments
Purchase price		$ 448,600
Cascabel stream
Commitments
Investment commitments	$ 501,600
Royalty Acquisition Venture with Continental Resources, Inc.
Commitments
Investment commitments	$ 46,300
Investment commitment obligation	3 years
Yanacocha royalty
Commitments
Investment commitments	$ 15,000
Number of common shares | shares	118,534		118,534
Investment commitment obligation	20 years
Copper World royalty
Commitments
Investment commitments	$ 12,500
Commitment payable percentage	50.00%
Commitment payable percentage upon receipt of royalty payments	50.00%
Copper World royalty | Bottom of range
Commitments
Mine copper production | t	550,000
Copper World royalty | Top of range
Commitments
Mine copper production | t	1,703,000
Salares Norte (Rio Baker) royalty
Commitments
Investment commitments	$ 8,000
Receipt of royalty payments	15,000
Royalty with EMX Royalty Corporation
Commitments
Investment commitments	$ 5,500
Eskay Creek Royalty
Commitments
Investment commitments			$ 4.5
Gold ounce contemplated to be mined | oz	300,000
Western Limb Mining Operations stream
Commitments
Investment commitments	$ 500,000